SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended				6 Months Ended		8 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2018
Accounting Policies [Line Items]
Number of shares anti-dilutive under the treasury stock method					21,866,667				21,866,667
Interest income earned on the Trust Account	$ 172,000		$ 2,500,000		$ 1,600,000	$ 4,900,000		$ 2,048,296	$ 8,972,545
Net income (loss)	(383,906)	$ 177,794	2,357,404	$ 2,301,928	(206,112)	4,659,332	$ 1,911,142	1,911,142	7,974,313
Loss from operations	(556,336)		$ (125,790)		(1,788,570)	$ (285,496)	(137,154)		(998,232)
Unrecognized tax benefits	0				0		0	0	0	$ 0
Amounts accrued for interest and penalties	$ 0				$ 0		$ 0	$ 0	$ 0	$ 0
Class A Ordinary shares
Accounting Policies [Line Items]
Possible redemption shares	41,835,134				41,835,134		42,061,226	42,061,226	42,018,501
Weighted average shares outstanding, basic and diluted (in shares)	44,000,000		44,000,000		44,000,000	44,000,000	44,000,000		44,000,000
Class B Ordinary Shares
Accounting Policies [Line Items]
Weighted average shares outstanding, basic and diluted (in shares)	11,875,000		11,875,000		11,875,000	11,875,000	11,875,000		11,875,000
Concentration of Credit Risk
Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000				$ 250,000				$ 250,000